Organization and Principal Activities (Details of subsidiaries, VIEs and subsidiaries of VIE) (Details)	12 Months Ended
Dec. 31, 2014
Direct subsidiaries [Member] | Phoenix Satellite Television Information Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	British Virgin Islands ("BVI")
Date of Incorporation	Sep. 01, 1999
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries [Member] | Phoenix New Media (Hong Kong) Company Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	Hong Kong
Date of Incorporation	Feb. 24, 2011
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Direct subsidiaries [Member] | Phoenix New Media (Hong Kong) Information Technology Company Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	Hong Kong
Date of Incorporation	Apr. 22, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries [Member] | I Game Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	Cayman Island
Date of Incorporation	May 20, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Indirect subsidiaries [Member] | Fenghuang On-line (Beijing) Information Technology Co., Ltd. ("Fenghuang On-line") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Dec. 20, 2005
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Technical consulting
Indirect subsidiaries [Member] | Beijing Fenghuang Yutian Software Technology Co., Ltd. ("Fenghuang Yutian") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 15, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries [Member] | Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. ("Fenghuang Feiyang") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Oct. 25, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Technical consulting
Indirect subsidiaries [Member] | I Game (Hong Kong) Company Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	Hong Kong
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Indirect subsidiaries [Member] | Beijing Fenghuang Borui Software Technology Co., Ltd. ("Fenghuang Borui") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Oct. 13, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries [Member] | Qieyiyou (Beijing) Information Technology Co., Ltd. ("Qieyiyou") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Nov. 28, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
VIEs [Member] | Beijing Tianying Jiuzhou Network Technology Co., Ltd. ("Tianying Jiuzhou") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Apr. 18, 2000
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising, MVAS, and games and others
VIEs [Member] | Yifeng Lianhe (Beijing) Technology Co., Ltd. ("Yifeng Lianhe") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 16, 2006
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	MVAS
VIEs [Member] | Beijing Chenhuan Technology Co., Ltd. ("Chenhuan") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
VIEs [Member] | Beijing Youjiuzhou Technology Co., Ltd. ("Youjiuzhou") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
VIEs [Member] | Beijing Huanyou Tianxia Technology Co., Ltd. ("Huanyou Tianxia") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 16, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Direct subsidiaries of Tianying Jiuzhou [Member] | Beijing Tianying Chuangzhi Advertising Co., Ltd. ("Tianying Chuangzhi") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Feb. 08, 2010
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Direct subsidiaries of Tianying Jiuzhou [Member] | Beijing Jirong Wenhua Culture Communication Co., Ltd. ("Jirong Wenhua") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 01, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Publishing
Direct subsidiaries of Tianying Jiuzhou [Member] | Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. ("Fenghuang Mingdao") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	May 24, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Direct subsidiaries of Tianying Jiuzhou [Member] | Beijing Tianying Chuangzhan Culture Communication Co., Ltd. ("Tianying Chuangzhan") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jul. 29, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising